INCOME TAXES - Summary of Income before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Income Taxes [Line Items]
INCOME BEFORE INCOME TAX	$ 402,567	$ 339,134	$ 312,210
Macau Complementary Tax [Member]
Schedule of Income Taxes [Line Items]
INCOME BEFORE INCOME TAX	665,591	522,390	562,140
Hong Kong Profits Tax [Member]
Schedule of Income Taxes [Line Items]
INCOME BEFORE INCOME TAX	(72,676)	(48,385)	(26,111)
Philippine Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
INCOME BEFORE INCOME TAX	61,768	83,758	36,035
Cyprus Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
INCOME BEFORE INCOME TAX	16,432	(14,268)	(3,073)
Income Tax in Other Jurisdictions [Member]
Schedule of Income Taxes [Line Items]
INCOME BEFORE INCOME TAX	$ (268,548)	$ (204,361)	$ (256,781)